Net Loss Per Share (Detail Textuals) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from calculation of diluted net loss per share	116,321,133	116,321,133	97,465,835
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from calculation of diluted net loss per share	18,817,362	18,817,362	20,634,496
Convertible loan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from calculation of diluted net loss per share	7,569,628	7,569,628	6,261,743
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from calculation of diluted net loss per share	670,814	670,814